Description of the Business, Basis of Presentation, and Summary of Significant Accounting Policies	6 Months Ended
Jun. 27, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business, Basis of Presentation, and Summary of Significant Accounting Policies
1. Description of the Business, Basis of Presentation, and Summary of Significant Accounting Policies
Holley Intermediate Holdings, Inc. and Subsidiaries (“Holdings” or the “Company”), a Delaware corporation, was incorporated on October 25, 2018 to effect the merger of Driven Performance Brands, Inc. (“Driven”) and the purchase of High Performance Industries, Inc. (“HPI”). The Company is a 100% owned subsidiary of Holley Parent Holdings, LLC (“Parent”). Investment funds managed by Sentinel Capital Partners hold a controlling interest in Parent. The Company designs, manufactures and distributes performance automotive products to customers primarily in the United States, Canada and Europe. The Company is a leading manufacturer of a diversified line of performance automotive products, including carburetors, fuel pumps, fuel injection systems, nitrous oxide injection systems, superchargers, exhaust headers, mufflers, distributors, ignition components, engine tuners and automotive performance plumbing products that are produced through its two major subsidiaries, Holley Performance Products Inc. (“Holley”) and Hot Rod Brands Holdings LLC. (“Hot Rod Brands”). The Company is also a leading manufacturer of exhaust products as well as shifters, converters, transmission kits, transmissions, tuners and automotive software. The Company’s products are designed to enhance street, off-road,
recreational and competitive vehicle performance through increased horsepower, torque and drivability. The Company has locations in North America, Canada, Italy and China.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted (“GAAP”) in the United States of America (“U.S.” or “United States”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and footnote disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2020. In management’s opinion, the unaudited interim condensed consolidated financial statements reflect all adjustments, which are of a normal and recurring nature, that are necessary for a fair presentation of financial results for the interim periods presented. Operating results for any quarter are not necessarily indicative of the results for the full fiscal year.
The Company operates on a calendar year that ends on December 31, 2021 and 2020. The three and six month periods ended June 27, 2021 and June 28, 2020 each included 13 weeks and 26 weeks, respectively.
Principles of Consolidation
These unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and accounts have been eliminated in consolidation.
Summary of Significant Accounting Policies
There have been no changes to our significant accounting policies described in our audited consolidated financial statements as of and for the year ended December 31, 2020 that have had a material impact on our condensed consolidated financial statements and related notes.
REVENUE RECOGNITION
The Company recognizes revenue with customers when control of the promised goods transfers to the customer. This generally occurs when the product is delivered to the customer. Revenue is recorded at the amount of consideration the Company expects to be entitled to in exchange for the delivered goods, which includes an estimate of variable consideration, expected returns, or refunds when applicable. The Company estimates variable consideration, such as sales incentives, by using the most likely amount approach, which considers the single most likely amount from a range of possible consideration amounts. Estimates of variable consideration result in an adjustment to the transaction price such that it is probable that a significant reversal of cumulative revenue would not occur in the future. Sales incentives and allowances are recognized as a reduction to revenue at the time of the related sale. Revenue is recorded net of sales tax. Shipping and handling fees billed to customers are included in net sales, while costs of shipping and handling are included in cost of sales.
FAIR VALUE
The Company has accounts receivable, accounts payable and accrued expenses for which the carrying value approximates fair value due to the short-term nature of these instruments. The carrying value of the Company’s long-term debt approximates fair value as the rates used approximate the market rates currently available to the Company at June 27, 2021 and December 31, 2020. Fair value measurements used in the impairment reviews of goodwill and intangible assets are Level 3 measurements.
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:
Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Estimates are used when accounting for items such as warranties, allowance for credit losses, estimated lives of property, plant and equipment, reserve for excess and obsolete inventories, recoverability of goodwill, intangible assets and other long-lived assets, customer co-operative
advertising, sales returns and allowances, tax positions, deferred tax assets, pension obligations and employee medical and prescription drug benefits self-insurance accrual.
RECENT ACCOUNTING PRONOUNCEMENTS
Accounting Standards Not Yet Adopted
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842). The ASU is effective for private companies for annual reporting periods beginning after December 15, 2021 and early adoption is permitted. The ASU will require lessees to report most leases as assets and liabilities on the balance sheet. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.
In August 2018, the FASB issued ASU
2018-14,
Compensation – Retirements Benefits – Defined Benefit Plans – General (Subtopic
715-20).
The Company expects to adopt this ASU for annual reporting periods beginning after December 15, 2021 and early adoption is permitted. The ASU will update disclosure requirements for employers that sponsor defined benefit pension or other post retirement plans. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.
In December 2019, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes (Topic 740) which is intended to simplify various aspects related to accounting for income taxes. The Company expects to adopt this ASU for annual reporting periods beginning after December 15, 2021 and early adoption is permitted. The ASU removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848). The ASU provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. Adoption of the provisions of ASU
2020-04
are optional and are effective from March 12, 2020 through December 31, 2022. As of June 27, 2021, the Company did not adopt any expedients or exceptions under ASU
2020-04.
The Company will continue to evaluate the impact of ASU
2020-04
and whether it will apply the optional expedients and exceptions
.
SEGMENTS
The Company’s operations are managed and reported to its Chief Executive Officer (“CEO”), the Company’s chief operating decision maker, on a consolidated basis. The CEO assesses performance and allocates resources based on the consolidated results of operations. Under this organizational and reporting structure, the Company has one reportable segment.
RISKS AND UNCERTAINTIES
COVID-19 has adversely impacted global supply chain and general economic conditions. The Company has experienced disruptions and higher costs in manufacturing, supply chain, logistical operations, and shortages of certain Company products in distribution channels. The full extent of the impact of the COVID-19 pandemic on the Company’s business and operational and financial performance and condition is currently uncertain and will depend on many factors outside the Company’s control, including but not limited to the timing, extent, duration and effects of the virus and any of its mutations, the utilization and effectiveness of treatments and vaccines, the imposition of effective public safety and other protective measures, the further impact of COVID-19 on the global economy and demand for the Company’s products and services. Should the COVID-19 pandemic, including variants such as Delta, not improve or worsen, or if the Company’s attempt to mitigate its impact on its operations and costs is not successful, the Company’s business, results of operations, financial condition and prospects may be adversely affected.